Provision for reclamation	12 Months Ended
Dec. 31, 2022
Provision for reclamation [Abstract]
Provision for reclamation	Provision for reclamation
The Company completed updates to its closure costs estimates in December 2022. The following table reconciles the beginning and ending carrying amounts of the Company’s provision for reclamation. The settlement of the provision is estimated to occur through to year 2136.

	2022	2021
Balance, beginning of year	$337,480	$352,244
Amount derecognized due to loss of control of the Kumtor Mine	—	(56,451)
Changes in estimate	75,705	24,525
Changes in discount rate	(168,520)	15,057
Accretion	5,616	1,626
Liabilities settled	(3,926)	(470)
Foreign exchange revaluation	(7,546)	949
Balance, end of year	$238,809	$337,480
Current portion of reclamation provision	$10,942	$6,168
Non-current portion of reclamation provision	227,867	331,312
Total provision for reclamation	$238,809	$337,480
Reclamation recovery for the year ended December 31, 2022 was $94.0 million (expense of $23.3 million for the year ended December 31, 2021). The recovery was primarily attributable to the increase in risk-free interest rates applied to discount the reclamation cash flows, which was partially offset by the increase in expected reclamation cash flows, at the Endako Mine and the Thompson Creek Mine. For the year ended December 31, 2022, the nominal risk-free interest rates used in discounting the reclamation provision were in the range of 3.3% to 4.0% at the Endako Mine and Thompson Creek Mine. For the year ended December 31, 2021, the nominal risk-free interest rate used in discounting the reclamation provision was 1.9% at the Endako Mine and Thompson Creek Mine.

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations. As at December 31, 2022, the Company has provided the regulatory authorities with $196.7 million (December 31, 2021 - $165.7 million) in reclamation bonds and letters of credit for mine closure obligations.